Leases (Details) - MXN ($)			12 Months Ended
		Nov. 08, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Right-of-use assets [abstract]
Balance			$ 591,039
Additions			223,229,743
Depreciation charge for the year			(6,783,691)	$ (540,642)	$ (536,173)
Balance			217,037,091	591,039
Amounts recognized in profit and loss [Abstract]
Interest on lease liabilities			3,282,685	49,704	77,665
Expenses related to short-term leases			1,506,962	319,498	319,498
Amounts recognized in profit and loss			4,789,647	369,202	397,163
Amounts recognized in the combined statement of cash flow [Abstract]
Total cash outflow			19,175,084	586,399	581,924
Guarantee deposits			4,870,138
Arrendadora Coppel, S.A.P.I. de C.V [Member]
Right-of-use assets [abstract]
Period of hotel equipment contract		5 years
Hotel Equipment [Member]
Right-of-use assets [abstract]
Balance	[1]		0
Additions	[1]		203,886,899
Depreciation charge for the year	[1]		(3,929,118)
Balance	[1]		199,957,781	0
Offices [Member]
Right-of-use assets [abstract]
Balance			0
Additions			17,094,898
Depreciation charge for the year			(1,840,989)
Balance			15,253,909	0
Vehicles [Member]
Right-of-use assets [abstract]
Balance			591,039	1,131,681	1,430,449
Additions			2,247,946		237,405
Depreciation charge for the year			(1,013,584)	(540,642)	(536,173)
Balance			$ 1,825,401	$ 591,039	$ 1,131,681

[1]	On November 8, 2023, Operadora Hotelera GI, S. A. de C. V. entered into a leasing agreement with Arrendadora Coppel, S.A.P.I. de C.V. for hotel equipment for a period of 5 years, rent payments are fixed throughout the contract.